United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-3352

                      (Investment Company Act File Number)


                             Federated Income Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 1/31/05


                Date of Reporting Period: Quarter ended 10/31/04



Item 1.     Schedule of Investments



Federated Income Trust
Portfolio of Investments
October 31, 2004 (unaudited)


        Principal
        Amount                                                                      Value


                           Mortgage-Backed Securities--97.7%1
                           Federal Home Loan Mortgage
                           Corporation--36.6%
$       42,258,578         4.500%, 1/1/2019 - 5/1/2019                        $     42,469,144
        65,964,000  2      5.000%, 8/1/2018 - 11/1/2034                             66,384,525
        66,547,219         5.500%, 8/1/2033 - 6/1/2034                              67,874,491
        3,406,721          6.000%, 2/1/2019                                         3,588,402
        8,896,000          6.500%, 11/1/2028 - 9/1/2029                             9,381,307
        5,631,523          7.000%, 10/1/2007 - 3/1/2032                             5,980,627
        6,293,476          7.500%, 12/1/2022 - 2/1/2031                             6,761,953
        1,090,125          8.000%, 9/1/2014 - 11/1/2029                             1,163,176
        384,225            9.000%, 4/1/2009 - 2/1/2013                              410,619
        78,221             9.500%, 11/1/2009 - 9/1/2016                             86,163
        26,520             11.500%, 12/1/2014                                       30,260
                           Total                                                    204,130,667
                           Federal National Mortgage Association--49.9%
        22,330,033         4.500%, 10/1/2018 - 3/1/2034                             22,311,470
        66,989,429  2      5.000%, 5/1/2018 - 11/1/2034                             67,437,141
        58,232,445         5.500%, 11/1/2016 - 1/1/2034                             59,857,498
        82,209,505         6.000%, 6/1/2016 - 3/1/2034                              85,479,163
        27,735,802         6.500%, 12/1/2027 - 7/1/2032                             29,210,948
        5,993,169          7.000%, 3/1/2029 - 2/1/2032                              6,365,972
        1,821,035          7.500%, 3/1/2010 - 8/1/2031                              1,938,642
        1,532,528          8.000%, 12/1/2026                                        1,665,352
        1,967,417          10.000%, 11/1/2009 - 3/1/2025                            2,196,658
        1,135,187          10.500%, 12/1/2019 - 4/1/2022                            1,270,355
                           Total                                                    277,733,199
                           Government National Mortgage
                           Association--11.2%
        9,901,541          5.000%, 6/15/2034 - 8/15/2034                            9,959,267
        28,053,792         5.500%, 12/15/2032 - 6/20/2034                           28,737,930
        8,779,865          6.500%, 1/15/2032 - 5/15/2032                            9,290,541
        10,094,311         7.000%, 6/15/2026 - 1/15/2032                            10,790,157
        213,650            7.500%, 1/15/2031                                        229,919
        1,424,670          8.000%, 11/15/2023 - 7/15/2030                           1,554,091
        1,483,080          8.500%, 12/15/2029 - 6/15/2030                           1,618,099
                           Total                                                    62,180,004
                           Total Mortgage-Backed Securities
                           (identified cost $532,306,174)                           544,043,870
                           U.S. Treasury--1.3%
                           U.S. Treasury Notes--1.3%
        7,000,000          3.375%, 11/15/2008 (IDENTIFIED COST
                           $7,089,414)                                              7,074,340
                           Repurchase Agreements--3.9%
        15,500,000 3,4     Interest in $63, 500,000 joint repurchase
                           agreement with Goldman Sachs & Co., 1.810%,
                           dated 10/14/2004 to be repurchased at
                           $15,524,938 on 11/15/2004, collateralized
                           by a U.S Government Agency Obligation
                           maturing 8/1/2034, collateral market value
                           $64,770,000                                              15,500,000
        6,493,000          Interest in $1,100,000,000 joint repurchase
                           agreement with J.P. Morgan Securities,
                           Inc., 1.890%, dated 10/29/2004 to be
                           repurchased at $6,494,023 on 11/1/2004,
                           collateralized by U.S Government Agency
                           Obligations with various maturities to
                           2/1/2034, collateral market value
                           $1,122,003,015                                           6,493,000
                           Total repurchase agreements (AT AMORTIZED
                           COST)                                                    21,993,000
                           Total Investments---102.9% (identified cost
                           $561,388,588)5                                           573,111,210
                           total assets and liabilities---net---(2.9)%
                                                                                    (16,001,047)
                           total net assets---100%                            $     557,110,163


1 Because of monthly principal payments, the average lives of the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association securities approximates one to ten years.

2    All or portion of this security is subject to a dollar roll transaction.

3 Although final maturity falls beyond seven days at date of purchase, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4    Securities held as collateral for dollar roll transactions.

5 The cost of investments for federal tax purposes amounts to $561.388.588. The net unrealized appreciation of investments for federal tax purposes was $11,722,622. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,979,777 and net unrealized depreciation from investments for those securities having an excess of cost over value of $257,155.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2004.

Investment Valuation

U.S. government securities and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees"). Investments in other open-end investment companies are valued at net asset value.





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)
Date        December 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        December 22, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        December 22, 2004